Leases - Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Current	€ 6,127	€ 3,485
Non-current	78,031	54,126
Total	€ 84,158	€ 57,611